Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Dividends
Summary of dividends

	2022	2021	2020
	£m	£m	£m
2020 final dividend paid – 5.41p per share	—	100	—
2021 interim dividend paid – 2.09p per share	—	39	—
2021 final dividend paid – 4.30p per share	80	—	—
2022 interim dividend paid – 2.40p per share	42	—	—
	122	139	—